Average Annual Total Returns - Retail Class - Transamerica Global Equity	A 1 Year	A 5 Years	A 10 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C 10 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I 10 Years	I Since Inception	I Inception Date	R6 1 Year	R6 5 Years	R6 10 Years	R6 Since Inception	R6 Inception Date	MSCI All Country World Index Net (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index Net (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index Net (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI All Country World Index Net (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI World Index ex-U.S. (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index ex-U.S. (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index ex-U.S. (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World Index ex-U.S. (reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.45%	8.73%	5.70%		Mar. 01, 2006	5.99%	8.16%	5.31%		4.13%	6.85%	4.52%		10.86%	9.14%	5.52%		Mar. 01, 2006	12.98%	10.26%	6.62%		Nov. 30, 2009	13.09%	10.35%		8.14%	May 29, 2015	16.25%	12.26%	9.13%	9.30%	8.09%	8.19%	5.70%	5.23%